Other Financial Assets	12 Months Ended
Mar. 31, 2025
TextBlock1 [Abstract]
Other Financial Assets

(8) Other Financial Assets
Other financial assets as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Financial assets measured at amortized cost:
Receivables other than trade receivables and receivables from financial services	¥123,359	¥120,067
Debt securities	69,751	84,018
Guaranty deposits	13,662	15,297
Restricted cash	118,129	117,260
Other	4,422	11,063
Allowance for impairment losses	(2,748)	(2,513)
Financial assets measured at fair value through other comprehensive income:
Debt securities	30,567	34,872
Equity securities	522,703	434,592
Financial assets measured at fair value through profit or loss:
Derivatives	194,187	133,077
Debt securities	123,693	134,204

Total	¥1,197,725	¥1,081,937

Current assets	¥229,583	¥208,478
Non-current assets	968,142	873,459

Total	¥1,197,725	¥1,081,937

The changes in the allowance for impairment losses on other financial assets for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Balance at beginning of year	¥3,212	¥2,988	¥2,748

Remeasurement	¥232	¥97	¥18
Write-offs	(461)	(345)	(253)
Exchange differences on translating foreign operations	5	8	(0)

Balance at end of year	¥2,988	¥2,748	¥2,513

The allowance for impairment losses on other financial assets for the years ended March 31, 2023, 2024 and 2025 are mainly for credit-impaired financial assets.

Major securities included in the equity securities designated as financial assets measured at fair value through other comprehensive income as of March 31, 2024 and 2025 are as follows:
As of March 31, 2024

Yen (millions)
Fair value
Contemporary Amperex Technology Co., Ltd.	¥163,986
GM Cruise Holdings LLC	65,802
Renesas Electronics Corporation	47,139
Stanley Electric Co., Ltd.	47,110
Mitsubishi UFJ Financial Group, Inc.	22,580
GS Yuasa Corporation	15,464
As of March 31, 2025

Yen (millions)
Fair value
Contemporary Amperex Technology Co., Ltd.	¥215,612
Stanley Electric Co., Ltd.	46,951
Renesas Electronics Corporation	35,083
NIKKON Holdings Co., Ltd.	13,186
GS Yuasa Corporation	11,711
Chubb Limited	11,703
Honda sells (derecognizes) the equity securities designated as financial assets measured at fair value through other comprehensive income for the purpose of improving efficiency in the utilization of resources and reviewing trade relationships, among other reasons.
The fair values at the date of derecognition and cumulative net gains or losses recognized in other comprehensive income in equity for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Fair value	¥42	¥2,452	¥61,586
Cumulative net gain or loss	¥(99)	¥(527)	¥(55,090)